SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Schedule of significant customers

	Accounts Receivable		Revenue
	March 31,	December 31,	Three Months Ended March 31,
	2021	2020	2021	2020
Customers:
Customer A	*	*	14%	*
Customer B	15%	30%	*	*
Customer C	13%	20%	*	*
Customer D	36%	17%	*	*
Customer E	*	*	39%	*
Customer F	*	*	*	16%

Customers
Concentration Risk [Line Items]
Schedule of significant customers

	Accounts Receivable		Revenue
	December 31,		Years Ended December 31,
	2020	2019	2020	2019
Customers:
Customer A	*	45%	12%	*
Customer B	30%	*	*	*
Customer C	20%	*	*	*
Customer D	17%	*	25%	*
*	Total less than 10% for the respective period